Acquisitions	9 Months Ended
Feb. 28, 2019
Business Combinations [Abstract]
Acquisitions

NOTE 4 - ACQUISITIONS

The Simplicity Esports, LLC Acquisition

On January 4, 2019, the Company consummated the transactions contemplated by the share exchange agreement, dated December 21, 2018 (as amended by Amendment No. 1 to Share Exchange Agreement, dated December 28, 2018 and by Amendment No. 2 to Share Exchange Agreement, dated December 30, 2018, the “Share Exchange Agreement”) by and among the Company, Smaaash Entertainment, Inc. (“Smaaash”), each of the equity holders of Simplicity (“Simplicity Owners”) and Jed Kaplan, in the capacity as the representative of the Simplicity Owners (the “Representative”). Pursuant to the Share Exchange Agreement the Simplicity Owners transferred all the issued and outstanding equity interests of Simplicity to the Company in exchange for newly issued shares of common stock of the Company (the “Acquisition”).

The Simplicity Owners received an aggregate of 300,000 shares of common stock at the closing of the Acquisition and an additional aggregate of 700,000 shares of common stock on January 7, 2019. The Simplicity Owners are entitled to receive an additional 2,000,000 shares upon the Company’s receipt of the approval of its stockholders to such issuance. This provision was removed as the stockholder approval was only necessary due to the Company’s stock being listed on NASDAQ. Upon completion of the Simplicity Esports, LLC acquisition, the Company decided that moving off the NASDAQ was appropriate and, the 2,000,000 shares are included on the balance sheet as common stock issuable at February 28, 2019.

The acquisition of Simplicity, in an all-stock deal, creates a pure play esports team and entertainment platform opportunity, which we believe will increase shareholder value and boost our growth strategy as we endeavor the build out of our brick and mortar esports centers.

The acquisition was accounted for by the Company using the acquisition method under business combination accounting. Under this method, the purchase price paid by the acquirer is allocated to the assets acquired and liabilities assumed as of the acquisition date based on the fair value. Determining the fair value of certain assets and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions. Certain amounts below are provisional based on our best estimates using information available as of the reporting date. The Company is waiting for information to become available to finalize its valuation of certain elements of this transaction. Specifically, the assigned values for intellectual property, trade names and trademarks, customer relationships, and goodwill are provisional in nature and subject to change upon the completion of the final valuation of such elements. All fair value measurements of acquired assets and liabilities assumed are non-recurring in nature and classified as level 3 on the fair value hierarchy.

The aggregate purchase price consisted of the following:

Restricted stock consideration	6,090,000
Total	$6,090,000

As noted in the table above, the Company issued 3,000,000 restricted shares of common stock as consideration which was valued at market at the date of the closing, fair value of approximately $6,090,000.

The following table summarizes the estimated fair value of The Simplicity Esports, LLC assets acquired and liabilities assumed at the date of acquisition:

Cash	76,000
Property, plant and equipment (provisional)	0
Trade names and trademarks (provisional)	0
Customer relationships (provisional)	0
Accounts payable and accrued liabilities	(56,000)
Goodwill (provisional)	6,070,000
Total	$6,090,000

Revenue and net loss included in the nine months ended February 28, 2019 consolidated financial statements attributable to Simplicity Esports, LLC is approximately $14,000 and $100,000, respectively.

The following unaudited pro forma information below presents the consolidated results operations data as if the acquisition of Simplicity Esports, LLC took place on June 1, 2017:

	Nine Months Ended February 28 2019	Nine Months Ended February 28, 2018

Total Revenue	$45,883	$—
Net (Loss) Income	$(3,330,960)	$4,165
Basic Net Loss Per Share	$(0.93)	$0.00